LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM LIABILITIES
	As of December 31,
	2021	2020
Loan from a third party	$1,000,000	$1,000,000
Total	$1,000,000	$1,000,000